Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE TAX-FREE INCOME FUND, INC.
Entity Central Index Key	0000202927
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000005559
Shareholder Report [Line Items]
Fund Name	Tax-Free Income Fund
Class Name	Investor Class
Trading Symbol	PRTAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Income Fund - Investor Class	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 2,330,136,000
Holdings Count | Holding	569
InvestmentCompanyPortfolioTurnover	12.60%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,330,136
Number of Portfolio Holdings	569

Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	8.4%
AA Rated	44.7
A Rated	26.0
BBB Rated	9.2
BB Rated and Below	2.2
Not Rated	9.0
Reserves	0.5

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Material Fund Change [Text Block]

How has the fund changed?

Effective November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.32% and lower the class’s total expense limit to 0.41%. For more complete information, please review the fund’s prospectus.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005560
Shareholder Report [Line Items]
Fund Name	Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	PATAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Income Fund - Advisor Class	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
AssetsNet	$ 2,330,136,000
Holdings Count | Holding	569
InvestmentCompanyPortfolioTurnover	12.60%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,330,136
Number of Portfolio Holdings	569

Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	8.4%
AA Rated	44.7
A Rated	26.0
BBB Rated	9.2
BB Rated and Below	2.2
Not Rated	9.0
Reserves	0.5

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Material Fund Change [Text Block]

How has the fund changed?

Effective November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.32% and lower the class’s total expense limit to 0.92%. For more complete information, please review the fund’s prospectus.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000193190
Shareholder Report [Line Items]
Fund Name	Tax-Free Income Fund
Class Name	I Class
Trading Symbol	TFILX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Income Fund - I Class	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 2,330,136,000
Holdings Count | Holding	569
InvestmentCompanyPortfolioTurnover	12.60%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,330,136
Number of Portfolio Holdings	569

Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	8.4%
AA Rated	44.7
A Rated	26.0
BBB Rated	9.2
BB Rated and Below	2.2
Not Rated	9.0
Reserves	0.5

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Material Fund Change [Text Block]

How has the fund changed?

Effective November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.32%. For more complete information, please review the fund’s prospectus.

Updated Prospectus Web Address	www.troweprice.com/paperless